Quarterly Information (Unaudited) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	1 Months Ended	3 Months Ended						4 Months Ended		12 Months Ended
	Dec. 30, 2012	Dec. 28, 2014	Jun. 15, 2014	Mar. 23, 2014	Dec. 29, 2013	Jun. 16, 2013	Mar. 24, 2013	Oct. 05, 2014	Oct. 06, 2013	Dec. 28, 2014	Dec. 29, 2013
Quarterly Information (Unaudited)
Net sales	$ 378,550	$ 839,336	$ 828,071	$ 735,016	$ 742,800	$ 755,943	$ 690,158	$ 1,131,821	$ 1,021,392	$ 3,534,244	$ 3,210,293
Cost of sales, buying and occupancy	333,787	714,325	699,886	630,427	634,999	642,528	590,250	962,317	868,580	3,006,955	2,736,357
Gross margin	44,763	125,011	128,185	104,589	107,801	113,415	99,908	169,504	152,812	527,289	473,936
Operating and administrative expenses	51,727	104,001	101,491	92,358	91,677	88,463	85,576	140,678	121,417	438,528	387,133
Income (loss) from operations	(6,959)	21,010	26,694	12,231	16,124	24,952	14,332	28,826	31,395	88,761	86,803
Interest expense, net	7,133	8,119	8,922	8,836	10,550	12,467	12,962	11,725	14,386	37,602	50,365
Loss on early extinguishment of debt					(17,348)	(7,139)		(2,224)		(2,224)	(24,487)
Equity in earnings of joint venture		5	262	452	241	172	349	318	887	1,037	1,649
Income (loss) before income taxes	(14,092)	12,896	18,034	3,847	(11,533)	5,518	1,719	15,195	17,896	49,972	13,600
Income tax (provision) benefit	4,804	(3,623)	(6,919)	(1,340)	4,544	(1,920)	(190)	(4,972)	(7,863)	(16,854)	(5,429)
Net income (loss)	$ (9,288)	$ 9,273	$ 11,115	$ 2,507	$ (6,989)	$ 3,598	$ 1,529	$ 10,223	$ 10,033	$ 33,118	$ 8,171
Basic earnings (loss) per share (in dollars per share)	$ (0.16)	$ 0.13	$ 0.19	$ 0.04	$ (0.12)	$ 0.06	$ 0.03	$ 0.17	$ 0.18	$ 0.54	$ 0.14
Diluted earnings (loss) per share (in dollars per share)	$ (0.16)	$ 0.12	$ 0.19	$ 0.04	$ (0.12)	$ 0.06	$ 0.03	$ 0.17	$ 0.17	$ 0.52	$ 0.14
Weighted average shares outstanding:
Basic (in shares)	56,848,190	73,074,360	57,259,361	57,171,190	57,171,190	56,887,321	56,848,190	59,101,972	57,171,190	61,455,584	57,030,099
Diluted (in shares)	56,848,190	76,193,944	59,312,773	59,495,270	57,171,190	59,187,952	59,023,120	61,232,212	59,522,595	63,841,118	59,387,487